Revenue - Summary of Information About Receivables, Contract Assets And Contract Liabilities From Contracts With Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Receivables from contracts with customers [abstract]
Trade receivables	€ 40,967	€ 37,549	€ 40,138
Contract liabilities	€ 22,099	€ 15,533	€ 12,299